RELATED PARTY TRANSACTIONS (Details Narrative 1) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 13, 2013	Jul. 31, 2017	Apr. 30, 2017	Jul. 17, 2013	Dec. 31, 2017	Dec. 31, 2016
Consulting fees - related party						$ 12,340,615
Accrued related party management fee					17,840,615	17,840,615
Principal balance of note					74,000	74,000
Proceeds from related party					$ 50,000
First Note [Member]
Line of credit amount	$ 150,000
Interst rate	12.00%
Secuured debt due date	Sep. 13, 2015
Second Note [Member]
Line of credit amount				$ 100,000
Interst rate				12.00%
Secuured debt due date				Jan. 17, 2016
Officer [Member]
Proceeds from related party		$ 50,000
Secured Debt [Member]
Purchase of related party note receivable in exchange for Equity			$ 250,000
On January 1, 2016 [Member]
Stock options awarded					857,464
On January 1, 2016 [Member] | Series A Preferred Stock [Member]
Stock options awarded					290,513